UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07153

T. Rowe Price Fixed Income Series, Inc.

(Exact name of registrant as specified in charter)

100 East Pratt Street, Baltimore, MD 21202

(Address of principal executive offices)

David Oestreicher

100 East Pratt Street, Baltimore, MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2023

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

SemiAnnual REPORT
June 30, 2023
Limited-Term Bond Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Market Commentary
Portfolio Summary
Fund Expense Example
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. ROWE PRICE Limited-Term Bond Portfolio
Log in to your account at troweprice.com for more information.
* Certain mutual fund accounts that are assessed an annual account service fee can also save money by switching to e-delivery.

T. ROWE PRICE Limited-Term Bond Portfolio
Market Commentary

Dear Investor
Most major global stock and bond indexes produced positive
returns during the first half of your fund’s fiscal year, the six-
month period ended June 30, 2023. Despite turmoil in the
banking sector and a protracted debt ceiling standoff, markets were resilient as growth remained positive in the major
economies and corporate earnings results came in stronger
than expected.
For the six-month period, the technology-oriented Nasdaq
Composite Index gained more than 30%, the strongest
result of the major benchmarks, as tech companies
benefited from investor enthusiasm for artificial intelligence applications. Growth stocks outperformed value shares, and
developed market stocks generally outpaced their emerging
market counterparts. Currency movements were mixed
over the period, although a weaker dollar versus major
European currencies was beneficial for U.S. investors in
European securities.
Within the S&P 500 Index, the information technology,
communication services, and consumer discretionary sectors
were all lifted by the tech rally and recorded significant
gains. Conversely, the defensive utilities sector had the
weakest returns in the growth-focused environment, and the
energy sector also lost ground amid declining oil prices. The financials sector partly recovered from the failure of three large regional banks during the period but still finished with modest losses.
Cheaper oil contributed to slowing inflation, although core
inflation readings—which exclude volatile food and energy
prices—remained stubbornly high. In response, the Federal
Reserve raised its short-term lending benchmark rate to a
target range of 5.00% to 5.25% by early May, the highest level since 2007. The Fed held rates steady at its June meeting, but policymakers indicated that two more rate hikes could come
by the end of the year.
In the fixed income market, returns were generally positive
across most sectors as investors benefited from the higher
interest rates that have become available over the past
year. Investment-grade corporate bonds were supported
by generally solid balance sheets and were among the
strongest performers.
Global economies and markets showed surprising resilience in recent months, but, moving into the second half of 2023, we
believe investors could face potential challenges. The impact of the Fed’s rate hikes has yet to be fully felt in the economy, and while the regional banking turmoil appears to have been
contained by the swift actions of regulators, it could weigh on credit conditions. Moreover, market consensus still seems to point to a coming recession, although hopes have emerged that such a downturn could be more modest.
We believe this environment makes skilled active management
a critical tool for identifying risks and opportunities, and our investment teams will continue to use fundamental research to identify securities that can add value to your portfolio over the long term.
You may notice that this report no longer contains the
commentary on your fund’s performance and positioning that
we previously included in the semiannual shareholder letters.
The Securities and Exchange Commission (SEC) adopted new
rules in January that will require fund reports to transition to a new format known as a Tailored Shareholder Report.
This change will require a much more concise summary of
performance rather than the level of detail we have provided historically while also aiming to be more visually engaging.
As we prepare to make changes to the annual reports to meet
the new report regulatory requirements by mid-2024, we
felt the time was right to discontinue the optional six-month semiannual fund letter to focus on the changes to come.
While semiannual fund letters will no longer be produced,
you may continue to access current fund information as well
as insights and perspectives from our investment team on our personal investing website.
Thank you for your continued confidence in T. Rowe Price.
Sincerely,
Robert Sharps
CEO and President

T. ROWE PRICE Limited-Term Bond Portfolio
Portfolio Summary

Note: Copyright © 2023 Fitch Ratings, Inc., Fitch Ratings Ltd.
and its subsidiaries.
Note: © 2023, Moody’s Corporation, Moody’s Investors
Service, Inc., Moody’s Analytics, Inc. and/or their licensors and affiliates (collectively, “Moody’s”). All rights reserved.
Moody’s ratings and other information (“Moody’s
Information”) are proprietary to Moody’s and/or its licensors and are protected by copyright and other intellectual property laws. Moody’s Information is licensed to Client by Moody’s.
MOODY’S INFORMATION MAY NOT BE COPIED OR
OTHERWISE REPRODUCED, REPACKAGED, FURTHER
TRANSMITTED, TRANSFERRED, DISSEMINATED,
REDISTRIBUTED OR RESOLD, OR STORED FOR
SUBSEQUENT USE FOR ANY SUCH PURPOSE, IN
WHOLE OR IN PART, IN ANY FORM OR MANNER OR BY
ANY MEANS WHATSOEVER, BY ANY PERSON
WITHOUT MOODY’S PRIOR WRITTEN CONSENT.
Moody's
®
is a registered trademark.
Note: Copyright © 2023, S&P Global Market Intelligence (and
its affiliates, as applicable). Reproduction of any information, data or material, including ratings (“Content”) in any form is prohibited except with the prior written permission of the
relevant party. Such party, its affiliates and suppliers (“Content
Providers”) do not guarantee the accuracy, adequacy,
completeness, timeliness or availability of any Content and are not responsible for any errors or omissions (negligent or
otherwise), regardless of the cause, or for the results obtained from the use of such Content. In no event shall Content
Providers be liable for any damages, costs, expenses, legal fees, or losses (including lost income or lost profit and opportunity costs) in connection with any use of the Content. A reference to a particular investment or security, a rating or any
observation concerning an investment that is part of the
Content is not a recommendation to buy, sell or hold such
investment or security, does not address the appropriateness of an investment or security and should not be relied on as
investment advice. Credit ratings are statements of opinions and are not statements of fact.
CREDIT QUALITY DIVERSIFICATION
... Percent of Net Assets
12/31/22 6/30/23
Quality Rating
U.S. Government Agency
Securities* 3% 5%
U.S. Treasury** 19  21
AAA 14  12
AA 10  11
A 25  24
BBB 27  26
BB and Below 1  —
Reserves 1  1
Total 100% 100%
Sources: Credit ratings for the securities held in the fund are provided by Moody’s, Standard & Poor’s, and Fitch and are
converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest-rated securities. If the rating agencies differ, the highest rating is applied to the security. If a rating is not available, the security is classified as Not Rated (NR). T. Rowe Price uses the rating of the underlying investment vehicle to determine the creditworthiness of credit default swaps. The fund is not rated by any agency. Securities that have not been rated by any rating agency totaled 0.09% of the portfolio at the end of the reporting period.
* U.S. government agency securities include GNMA securities and conventional pass-throughs, collateralized mortgage obligations, and project loans. U.S. government agency securities, unlike
Treasuries, are not issued directly by the U.S. government and are generally unrated but have credit support from the U.S. Treasury
(in the case of Freddie Mac and Fannie Mae issues) or a direct government guarantee (in the case of Ginnie Mae issues).
** U.S. Treasury securities are issued by the U.S. Treasury and are backed by the full faith and credit of the U.S. government. The ratings of U.S. Treasury securities are derived from the ratings on the U.S. government.

T. ROWE PRICE Limited-Term Bond Portfolio

FUND EXPENSE EXAMPLE
As a mutual fund shareholder, you may incur two types of costs: (1)
transaction costs, such as redemption fees or sales loads, and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the most recent six-month period and held for the entire period.
Shares of the fund are currently offered only through certain insurance companies as an investment medium for both variable annuity contracts and variable life insurance policies. Please note that the fund has two classes of shares: the original share class and the II Class. The II Class shares are sold through financial intermediaries, which are compensated for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan.
Actual Expenses
The first line of the following table (Actual) provides information about actual account values and actual expenses. You may use the information on this line, together with your account balance, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000
(for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number on the first line under the heading
“Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The information on the second line of the table (Hypothetical) is based on hypothetical account values and expenses derived from the fund’s actual expense ratio and an assumed 5% per year rate of return before expenses
(not the fund’s actual return). You may compare the ongoing costs of investing in the fund with other funds by contrasting this 5% hypothetical example and the 5% hypothetical examples that appear in the shareholder reports of the other funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You should also be aware that the expenses shown in the table highlight only your ongoing costs and do not reflect any transaction costs, such as redemption fees or sales loads. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. To the extent a fund charges transaction costs, however, the total cost of owning that fund is higher.
LIMITED-TERM BOND PORTFOLIO
Beginning
Account
Value
1/1/23
Ending
Account
Value
6/30/23
Expenses
Paid During
Period*
1/1/23 to
6/30/23
Limited-Term Bond Portfolio
Actual $1,000.00 $1,013.00 $2.50
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,022.32   2.51
Limited-Term Bond Portfolio–II
Actual   1,000.00   1,011.70   3.74
Hypothetical
(assumes 5% return
before expenses)  1,000.00   1,021.08   3.76
* Expenses are equal to the fund’s annualized expense ratio for the
6-month period, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (181), and divided by the days in the year (365) to reflect the half-year period.
The annualized expense ratio of the
1
Limited-Term Bond Portfolio was
0.50% and the
2
Limited-Term Bond Portfolio–II was 0.75%.

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio Class
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.59 $ 4.91 $ 5.00 $ 4.87 $ 4.78 $ 4.82
Investment activities
Net investment income
(1)(2)
0.07 0.09 0.07 0.10 0.11 0.09
Net realized and unrealized gain/
loss (0.01) (0.31) (0.06) 0.13 0.10 (0.03)
Total from investment activities 0.06 (0.22) 0.01 0.23 0.21 0.06
Distributions
Net investment income (0.07) (0.09) (0.07) (0.10) (0.12) (0.10)
Net realized gain – (0.01) (0.03) – – –
Total distributions (0.07) (0.10) (0.10) (0.10) (0.12) (0.10)
NET ASSET VALUE
End of period $ 4.58 $ 4.59 $ 4.91 $ 5.00 $ 4.87 $ 4.78
Ratios/Supplemental Data
Total return
(2)(3)
1.30% (4.52)% 0.13% 4.71% 4.35% 1.18%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0.70%
(5)
0.70% 0.70% 0.70% 0.70% 0.60%
Net expenses after waivers/
payments by Price Associates 0.50%
(5)
0.50% 0.50% 0.50% 0.50% 0.60%
Net investment income 3.04%
(5)
1.93% 1.31% 2.04% 2.37% 1.93%
Portfolio turnover rate 29.5% 86.3% 64.3% 70.4% 61.1% 52.6%
Net assets, end of period (in
thousands) $ 160,348 $ 161,043 $ 171,166 $ 139,173 $ 455,521 $ 434,175
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Limited-Term Bond Portfolio-II
Class
. 6 Months
. Ended
6/30/23
.. Year ..
.. Ended .
12/31/22 12/31/21 12/31/20 12/31/19 12/31/18
NET ASSET VALUE
Beginning of period $ 4.57 $ 4.89 $ 4.98 $ 4.85 $ 4.76 $ 4.80
Investment activities
Net investment income
(1)(2)
0.06 0.08 0.05 0.08 0.10 0.08
Net realized and unrealized gain/
loss (0.01) (0.31) (0.06) 0.13 0.09 (0.04)
Total from investment activities 0.05 (0.23) (0.01) 0.21 0.19 0.04
Distributions
Net investment income (0.06) (0.08) (0.05) (0.08) (0.10) (0.08)
Net realized gain – (0.01) (0.03) – – –
Total distributions (0.06) (0.09) (0.08) (0.08) (0.10) (0.08)
NET ASSET VALUE
End of period $ 4.56 $ 4.57 $ 4.89 $ 4.98 $ 4.85 $ 4.76
Ratios/Supplemental Data
Total return
(2)(3)
1.17% (4.78)% (0.13)% 4.46% 4.10% 0.93%
Ratios to average net assets:
(2)
Gross expenses before waivers/
payments by Price Associates
(4)
0.95%
(5)
0.95% 0.95% 0.95% 0.95% 0.84%
Net expenses after waivers/
payments by Price Associates 0.75%
(5)
0.75% 0.75% 0.75% 0.75% 0.84%
Net investment income 2.78%
(5)
1.69% 1.06% 1.68% 2.11% 1.72%
Portfolio turnover rate 29.5% 86.3% 64.3% 70.4% 61.1% 52.6%
Net assets, end of period (in
thousands) $ 16,526 $ 17,217 $ 18,786 $ 15,503 $ 16,613 $ 15,247
(1)
Per share amounts calculated using average shares outstanding method.
(2)
See Note 6 for details of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(4)
See Note 6. Prior to 12/31/19, the gross expense ratios presented are net of a management fee waiver in effect during the period, as applicable.
(5)
Annualized

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2023 (Unaudited)

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES 13.0%
Car Loan 7.1%
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class C
1.59%, 10/20/25  395 388
AmeriCredit Automobile Receivables Trust
Series 2020-1, Class D
1.80%, 12/18/25  415 397
AmeriCredit Automobile Receivables Trust
Series 2020-2, Class B
0.97%, 2/18/26  52 52
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class C
1.06%, 8/18/26  115 108
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class C
0.89%, 10/19/26  190 176
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  115 105
AmeriCredit Automobile Receivables Trust
Series 2021-2, Class D
1.29%, 6/18/27  235 211
AmeriCredit Automobile Receivables Trust
Series 2022-1, Class D
3.23%, 2/18/28  420 385
Ari Fleet Lease Trust
Series 2020-A, Class B
2.06%, 11/15/28  (1) 475 471
Avis Budget Rental Car Funding AESOP
Series 2018-1A, Class D
5.25%, 9/20/24  (1) 158 157
Avis Budget Rental Car Funding AESOP
Series 2018-2A, Class C
4.95%, 3/20/25  (1) 260 257
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class A
3.35%, 9/22/25  (1) 475 461
Avis Budget Rental Car Funding AESOP
Series 2019-2A, Class B
3.55%, 9/22/25  (1) 415 401
Avis Budget Rental Car Funding AESOP
Series 2020-1A, Class A
2.33%, 8/20/26  (1) 340 316
Carmax Auto Owner Trust
Series 2023-2, Class C
5.57%, 11/15/28  265 261
Carmax Auto Owner Trust
Series 2023-2, Class D
6.55%, 10/15/29  175 173
CarMax Auto Owner Trust
Series 2020-4, Class D
1.75%, 4/15/27  145 135
Carvana Auto Receivables Trust
Series 2021-P4, Class B
1.98%, 2/10/28  190 164
Carvana Auto Receivables Trust
Series 2022-N1, Class C
3.32%, 12/11/28  (1) 133 128
Par/Shares $ Value
(Amounts in 000s)
Enterprise Fleet Financing
Series 2023-2, Class A2
5.56%, 4/22/30  (1) 360 358
Exeter Automobile Receivables Trust
Series 2021-3A, Class D
1.55%, 6/15/27  155 142
Exeter Automobile Receivables Trust
Series 2022-2A, Class C
3.85%, 7/17/28  305 294
Exeter Automobile Receivables Trust
Series 2022-4A, Class D
5.98%, 12/15/28  140 137
Exeter Automobile Receivables Trust
Series 2022-5A, Class C
6.51%, 12/15/27  450 449
Ford Credit Auto Lease Trust
Series 2022-A, Class C
4.18%, 10/15/25  465 451
Ford Credit Auto Lease Trust
Series 2023-A, Class C
5.54%, 12/15/26  100 98
Ford Credit Auto Owner Trust
Series 2020-2, Class C
1.74%, 4/15/33  (1) 145 131
Ford Credit Auto Owner Trust
Series 2023-A, Class B
5.07%, 1/15/29  410 403
Ford Credit Floorplan Master Owner Trust
Series 2020-1, Class C
1.42%, 9/15/25  220 215
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class C
5.75%, 5/15/28  (1) 115 113
Ford Credit Floorplan Master Owner Trust
Series 2023-1, Class D
6.62%, 5/15/28  (1) 135 133
GM Financial Automobile Leasing Trust
Series 2022-3, Class C
5.13%, 8/20/26  615 603
GM Financial Automobile Leasing Trust
Series 2023-1, Class C
5.76%, 1/20/27  270 267
GM Financial Consumer Automobile
Receivables Trust
Series 2020-2, Class A3
1.49%, 12/16/24  18 18
GM Financial Consumer Automobile
Receivables Trust
Series 2020-4, Class C
1.05%, 5/18/26  105 99
GM Financial Consumer Automobile
Receivables Trust
Series 2023-1, Class B
5.03%, 9/18/28  40 39
Hyundai Auto Receivables Trust
Series 2020-B, Class C
1.60%, 12/15/26  175 167
JPMorgan Chase Bank
Series 2021-2, Class D
1.138%, 12/26/28  (1) 69 67

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Nissan Auto Receivables Owner Trust
Series 2020-A, Class A3
1.38%, 12/16/24  36 36
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31  (1) 89 87
Santander Bank Auto Credit-Linked Notes
Series 2022-B, Class C
5.916%, 8/16/32  (1) 148 147
Santander Consumer Auto Receivables
Trust
Series 2020-BA, Class C
1.29%, 4/15/26  (1) 115 112
Santander Drive Auto Receivables Trust
Series 2020-4, Class C
1.01%, 1/15/26  27 27
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  255 235
Santander Drive Auto Receivables Trust
Series 2022-1, Class C
2.56%, 4/17/28  415 396
Santander Drive Auto Receivables Trust
Series 2022-2, Class C
3.76%, 7/16/29  365 347
Santander Drive Auto Receivables Trust
Series 2022-5, Class C
4.74%, 10/16/28  330 320
Santander Retail Auto Lease Trust
Series 2021-A, Class C
1.14%, 3/20/26  (1) 430 415
Santander Retail Auto Lease Trust
Series 2021-B, Class D
1.41%, 11/20/25  (1) 185 177
Santander Retail Auto Lease Trust
Series 2021-C, Class C
1.11%, 3/20/26  (1) 155 148
Santander Retail Auto Lease Trust
Series 2022-B, Class B
3.85%, 3/22/27  (1) 75 72
World Omni Auto Receivables Trust
Series 2019-C, Class C
2.40%, 6/15/26  460 455
World Omni Auto Receivables Trust
Series 2020-A, Class C
1.64%, 8/17/26  295 286
World Omni Auto Receivables Trust
Series 2022-A, Class C
2.55%, 9/15/28  155 142
World Omni Select Auto Trust
Series 2020-A, Class B
0.84%, 6/15/26  128 126
World Omni Select Auto Trust
Series 2020-A, Class C
1.25%, 10/15/26  160 152
12,610
Other Asset-Backed Securities 5.3%
Blackbird Capital Aircraft Lease
Securitization
Series 2016-1A, Class AA, STEP
2.487%, 12/16/41  (1) 70 67
Par/Shares $ Value
(Amounts in 000s)
BRE Grand Islander Timeshare Issuer
Series 2019-A, Class A
3.28%, 9/26/33  (1) 92 86
Cedar Funding XIV
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%,
7/15/33  (1) 290 286
CIFC Funding
Series 2021-4A, Class A, CLO, FRN
3M USD LIBOR + 1.05%, 6.31%,
7/15/33  (1) 250 248
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 6.36%,
7/17/34  (1) 250 245
Elara HGV Timeshare Issuer
Series 2016-A, Class A
2.73%, 4/25/28  (1) 128 127
Elara HGV Timeshare Issuer
Series 2017-A, Class A
2.69%, 3/25/30  (1) 43 42
Elara HGV Timeshare Issuer
Series 2019-A, Class A
2.61%, 1/25/34  (1) 221 205
FirstKey Homes Trust
Series 2020-SFR1, Class D
2.241%, 8/17/37  (1) 500 453
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48  (1) 200 186
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28  (1) 31 31
Hilton Grand Vacations Trust
Series 2017-AA, Class B
2.96%, 12/26/28  (1) 11 11
HPEFS Equipment Trust
Series 2023-1A, Class C
5.91%, 4/20/28  (1) 100 98
KKR
Series 29A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 6.46%,
1/15/32  (1) 250 248
Madison Park Funding XXIII
Series 2017-23A, Class AR, CLO, FRN
3M USD LIBOR + 0.97%, 6.262%,
7/27/31  (1) 280 277
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M TSFR + 1.29%, 6.276%, 10/15/32  (1) 485 477
Madison Park Funding XXXV
Series 2019-35A, Class A1R, CLO, FRN
3M USD LIBOR + 0.99%, 6.24%,
4/20/32  (1) 455 448
Madison Park Funding XXXVII
Series 2019-37A, Class AR, CLO, FRN
3M USD LIBOR + 1.07%, 6.33%,
7/15/33  (1) 465 460

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Magnetite XXV
Series 2020-25A, Class A, CLO, FRN
3M USD LIBOR + 1.20%, 6.455%,
1/25/32  (1) 500 496
MMAF Equipment Finance
Series 2022-B, Class A3
5.61%, 7/10/28  (1) 155 155
MVW
Series 2020-1A, Class B
2.73%, 10/20/37  (1) 93 87
MVW
Series 2023-1A, Class A
4.93%, 10/20/40  (1) 319 312
MVW Owner Trust
Series 2017-1A, Class B
2.75%, 12/20/34  (1) 10 10
MVW Owner Trust
Series 2017-1A, Class C
2.99%, 12/20/34  (1) 17 17
Neuberger Berman Loan Advisers
Series 2017-26A, Class BR, CLO, FRN
3M USD LIBOR + 1.40%, 6.662%,
10/18/30  (1) 255 246
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 6.255%,
1/20/32  (1) 400 394
Neuberger Berman XVII
Series 2014-17A, Class AR2, CLO, FRN
3M USD LIBOR + 1.03%, 6.303%,
4/22/29  (1) 438 435
OCP
Series 2017-13A, Class A1AR, CLO, FRN
3M USD LIBOR + 0.96%, 6.22%,
7/15/30  (1) 250 247
OCP
Series 2017-13A, Class A2R, CLO, FRN
3M USD LIBOR + 1.55%, 6.81%,
7/15/30  (1) 315 307
Octane Receivables Trust
Series 2021-2A, Class A
1.21%, 9/20/28  (1) 70 68
Octane Receivables Trust
Series 2022-1A, Class B
4.90%, 5/22/28  (1) 180 175
Octane Receivables Trust
Series 2022-2A, Class A
5.11%, 2/22/28  (1) 210 207
Octane Receivables Trust
Series 2023-1A, Class A
5.87%, 5/21/29  (1) 84 83
Palmer Square
Series 2020-3A, Class A1AR, CLO, FRN
3M USD LIBOR + 1.08%, 6.401%,
11/15/31  (1) 480 476
Progress Residential Trust
Series 2020-SFR2, Class A
2.078%, 6/17/37  (1) 395 366
Progress Residential Trust
Series 2022-SFR6, Class A
4.451%, 7/20/39  (1) 230 218
Par/Shares $ Value
(Amounts in 000s)
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36  (1) 53 51
Symphony Static I
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.45%, 6.705%,
10/25/29  (1) 350 340
Symphony XXIII
Series 2020-23A, Class AR, CLO, FRN
3M USD LIBOR + 1.02%, 6.28%,
1/15/34  (1) 450 443
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 6.33%,
4/20/33  (1) 250 245
9,373
Student Loan 0.6%
Navient Private Education Refi Loan Trust
Series 2019-D, Class A2A
3.01%, 12/15/59  (1) 88 81
Navient Private Education Refi Loan Trust
Series 2019-GA, Class A
2.40%, 10/15/68  (1) 65 60
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69  (1) 44 39
Navient Private Education Refi Loan Trust
Series 2020-FA, Class A
1.22%, 7/15/69  (1) 120 107
Navient Private Education Refi Loan Trust
Series 2020-GA, Class A
1.17%, 9/16/69  (1) 56 49
Nelnet Student Loan Trust
Series 2005-4, Class A4, FRN
SOFR90A + 0.442%, 5.408%, 3/22/32  261 252
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 5.89%,
3/26/68  (1) 134 131
Nelnet Student Loan Trust
Series 2021-CA, Class AFX
1.32%, 4/20/62  (1) 269 239
SMB Private Education Loan Trust
Series 2020-PTB, Class A2A
1.60%, 9/15/54  (1) 102 90
1,048
Total Asset-Backed Securities
(Cost $23,775) 23,031
CORPORATE BONDS 46.7%
FINANCIAL INSTITUTIONS 19.4%
Banking 12.3%
American Express, 2.25%, 3/4/25  445 421
Banco Bilbao Vizcaya Argentaria, 0.875%,
9/18/23  400 396
Banco Santander, 3.496%, 3/24/25  200 192
Banco Santander, VR, 5.77%, 6/30/24  (2) 400 397
Bank of America, VR, 0.81%, 10/24/24  (2) 135 133
Bank of America, VR, 0.976%, 4/22/25  (2) 255 244

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Bank of America, VR, 1.734%, 7/22/27  (2) 190 170
Bank of America, VR, 1.843%, 2/4/25  (2) 215 209
Bank of America, VR, 3.384%, 4/2/26  (2) 265 254
Bank of America, VR, 3.841%, 4/25/25  (2) 190 186
Bank of America, VR, 5.08%, 1/20/27  (2) 200 197
Bank of Ireland Group, 4.50%, 11/25/23  (1) 870 861
Bank of Montreal, 3.70%, 6/7/25  350 337
Bank of Montreal, 5.30%, 6/5/26  220 219
Bank of Montreal, Series H, 4.25%, 9/14/24  390 383
Bank of New York Mellon, VR, 4.414%,
7/24/26  (2) 225 219
Bank of New York Mellon, VR, 4.947%,
4/26/27  (2) 255 252
Bank of New York Mellon, VR, 5.148%,
5/22/26  (2) 250 250
Banque Federative du Credit Mutuel ,
0.65%, 2/27/24  (1) 235 227
Banque Federative du Credit Mutuel ,
0.998%, 2/4/25  (1) 280 259
Banque Federative du Credit Mutuel ,
4.935%, 1/26/26  (1) 200 196
Barclays, VR, 1.007%, 12/10/24  (2) 245 239
Barclays, VR, 5.304%, 8/9/26  (2) 200 195
Barclays, VR, 7.325%, 11/2/26  (2) 205 209
BPCE, 5.70%, 10/22/23  (1) 1,010 1,003
CaixaBank , VR, 6.208%, 1/18/29  (1)(2) 270 268
Capital One Financial, 3.90%, 1/29/24  145 142
Capital One Financial, 4.25%, 4/30/25  60 58
Capital One Financial, VR, 2.636%,
3/3/26  (2) 265 247
Capital One Financial, VR, 4.985%,
7/24/26  (2) 205 198
Capital One Financial, VR, 6.312%,
6/8/29  (2) 120 119
Citigroup, VR, 0.981%, 5/1/25  (2) 200 191
Citigroup, VR, 3.106%, 4/8/26  (2) 240 229
Citigroup, VR, 4.14%, 5/24/25  (2) 255 250
Credicorp , 2.75%, 6/17/25  (1) 200 189
Danske Bank, 5.375%, 1/12/24  (1) 350 348
Danske Bank, VR, 3.773%, 3/28/25  (1)(2) 200 196
Discover Bank, 4.20%, 8/8/23  250 249
Fifth Third Bank, 2.25%, 2/1/27  250 219
Fifth Third Bank, VR, 5.852%, 10/27/25  (2) 335 327
Goldman Sachs Group, 3.50%, 4/1/25  250 240
Goldman Sachs Group, VR, 0.925%,
10/21/24  (2) 325 319
Goldman Sachs Group, VR, 1.757%,
1/24/25  (2) 265 258
Goldman Sachs Group, VR, 4.482%,
8/23/28  (2) 210 203
HDFC Bank, 5.686%, 3/2/26  250 250
HSBC Holdings, 4.25%, 3/14/24  200 197
HSBC Holdings, VR, 1.162%, 11/22/24  (2) 200 196
HSBC Holdings, VR, 2.099%, 6/4/26  (2) 375 347
JPMorgan Chase, FRN, SOFR + 0.885%,
5.934%, 4/22/27  75 75
JPMorgan Chase, VR, 0.824%, 6/1/25  (2) 225 214
JPMorgan Chase, VR, 2.083%, 4/22/26  (2) 460 430
JPMorgan Chase, VR, 4.08%, 4/26/26  (2) 440 428
Par/Shares $ Value
(Amounts in 000s)
Mitsubishi UFJ Financial Group, VR,
0.953%, 7/19/25  (2) 400 377
Morgan Stanley, FRN, SOFR + 0.455%,
5.519%, 1/25/24  125 125
Morgan Stanley, FRN, SOFR + 0.466%,
5.555%, 11/10/23  295 295
Morgan Stanley, VR, 1.164%, 10/21/25  (2) 195 182
Morgan Stanley, VR, 2.63%, 2/18/26  (2) 250 237
Morgan Stanley, VR, 3.62%, 4/17/25  (2) 220 215
Morgan Stanley, VR, 5.05%, 1/28/27  (2) 105 104
Morgan Stanley, VR, 6.138%, 10/16/26  (2) 250 252
Morgan Stanley Bank, 4.754%, 4/21/26  250 246
Northern Trust, 3.95%, 10/30/25  155 149
PNC Financial Services Group, VR, 4.758%,
1/26/27  (2) 265 259
PNC Financial Services Group, VR, 5.671%,
10/28/25  (2) 355 352
PNC Financial Services Group, VR, 5.812%,
6/12/26  (2) 100 99
Royal Bank of Canada, 4.95%, 4/25/25  445 438
Santander Holdings USA, VR, 2.49%,
1/6/28  (2) 190 164
Standard Chartered, VR, 1.822%,
11/23/25  (1)(2) 200 187
State Street, VR, 4.857%, 1/26/26  (2) 115 113
State Street, VR, 5.104%, 5/18/26  (2) 180 179
Synchrony Financial, 4.25%, 8/15/24  485 465
Toronto-Dominion Bank, 0.70%, 9/10/24  350 330
Toronto-Dominion Bank, 4.285%, 9/13/24  460 451
Truist Financial, FRN, SOFR + 0.40%,
5.49%, 6/9/25  165 160
U.S. Bancorp, VR, 4.548%, 7/22/28  (2) 505 483
U.S. Bancorp, VR, 5.727%, 10/21/26  (2) 145 145
UBS, 0.70%, 8/9/24  (1) 205 193
UBS Group, VR, 1.494%, 8/10/27  (1)(2) 200 171
UBS Group, VR, 4.488%, 5/12/26  (1)(2) 200 193
UBS Group, VR, 4.49%, 8/5/25  (1)(2) 235 229
Wells Fargo, VR, 2.188%, 4/30/26  (2) 205 192
Wells Fargo, VR, 3.526%, 3/24/28  (2) 170 159
Wells Fargo, VR, 3.908%, 4/25/26  (2) 280 271
Wells Fargo, VR, 4.54%, 8/15/26  (2) 275 269
21,719
Brokerage Asset Managers
Exchanges 0.5%
Charles Schwab, 2.45%, 3/3/27  575 516
Charles Schwab, 3.20%, 3/2/27  135 124
LSEGA Financing, 0.65%, 4/6/24  (1) 320 306
Nasdaq, 5.65%, 6/28/25  45 45
991
Finance Companies 1.7%
AerCap Ireland Capital, 1.65%, 10/29/24  635 596
AerCap Ireland Capital, 4.50%, 9/15/23  78 77
AerCap Ireland Capital, 4.875%, 1/16/24  300 298
Avolon Holdings Funding, 2.125%,
2/21/26  (1) 200 177
Avolon Holdings Funding, 2.875%,
2/15/25  (1) 250 232
Avolon Holdings Funding, 3.95%, 7/1/24  (1) 75 73

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Avolon Holdings Funding, 5.125%,
10/1/23  (1) 325 324
Avolon Holdings Funding, 6.375%,
5/4/28  (1) 90 89
GATX, 3.25%, 9/15/26  342 316
GATX, 4.35%, 2/15/24  360 356
SMBC Aviation Capital Finance, 3.55%,
4/15/24  (1) 235 230
SMBC Aviation Capital Finance, 4.125%,
7/15/23  (1) 200 200
2,968
Financial Other 0.2%
LeasePlan , 2.875%, 10/24/24  (1) 400 381
381
Insurance 3.9%
American International Group, 2.50%,
6/30/25  220 207
Athene Global Funding, 1.716%, 1/7/25  (1) 435 403
Athene Global Funding, 2.514%, 3/8/24  (1) 535 521
Brighthouse Financial Global Funding,
1.00%, 4/12/24  (1) 200 192
CNO Global Funding, 1.65%, 1/6/25  (1) 240 223
CNO Global Funding, 1.75%, 10/7/26  (1) 355 313
Corebridge Financial, 3.50%, 4/4/25  205 195
Elevance Health, 5.35%, 10/15/25  85 85
Equitable Financial Life Global Funding,
0.80%, 8/12/24  (1) 255 241
Equitable Financial Life Global Funding,
1.10%, 11/12/24  (1) 360 337
Equitable Financial Life Global Funding,
1.40%, 7/7/25  (1) 35 32
First American Financial, 4.60%, 11/15/24  450 439
Health Care Service Corp A Mutual Legal
Reserve, 1.50%, 6/1/25  (1) 325 298
Humana, 0.65%, 8/3/23  135 135
Humana, 1.35%, 2/3/27  90 78
Humana, 3.85%, 10/1/24  180 176
Humana, 4.50%, 4/1/25  145 142
Humana, 5.75%, 3/1/28  85 86
Jackson Financial, 1.125%, 11/22/23  270 265
Jackson National Life Global Funding,
1.75%, 1/12/25  (1) 290 269
Marsh & McLennan, 3.75%, 3/14/26  45 44
Metropolitan Life Global Funding I, 4.05%,
8/25/25  (1) 335 322
Northwestern Mutual Global Funding,
4.35%, 9/15/27  (1) 215 209
Principal Life Global Funding II, 0.75%,
4/12/24  (1) 165 159
Trinity Acquisition, 4.625%, 8/15/23  343 340
UnitedHealth Group, 3.70%, 5/15/27  280 270
UnitedHealth Group, 4.25%, 1/15/29  350 340
UnitedHealth Group, 5.15%, 10/15/25  245 246
UnitedHealth Group, 5.25%, 2/15/28  175 178
Willis North America, 3.60%, 5/15/24  90 87
6,832
Real Estate Investment Trusts 0.8%
Kimco Realty OP, 2.70%, 3/1/24  465 454
Par/Shares $ Value
(Amounts in 000s)
Public Storage, FRN, SOFR + 0.47%,
5.519%, 4/23/24  115 115
Realty Income, 3.875%, 7/15/24  450 439
Realty Income, 5.05%, 1/13/26  65 64
WP Carey, 4.00%, 2/1/25  465 450
1,522
Total Financial Institutions 34,413
INDUSTRIAL 24.4%
Basic Industry 1.6%
ArcelorMittal , 3.60%, 7/16/24  100 98
Celanese U.S. Holdings, 5.90%, 7/5/24  440 439
Celanese U.S. Holdings, 6.05%, 3/15/25  545 543
Celulosa Arauco y Constitucion , 4.50%,
8/1/24  200 197
Ecolab, 1.65%, 2/1/27  100 90
Ecolab, 5.25%, 1/15/28  290 294
LYB International Finance III, 1.25%,
10/1/25  177 159
Nucor, 2.00%, 6/1/25  80 75
Nucor, 3.95%, 5/23/25  125 121
Nutrien , 4.90%, 3/27/28  110 108
POSCO, 4.375%, 8/4/25  450 437
Sherwin-Williams, 4.25%, 8/8/25  110 108
Westlake, 0.875%, 8/15/24  205 193
2,862
Capital Goods 0.9%
Amcor Flexibles North America, 4.00%,
5/17/25  210 202
Amphenol, 2.05%, 3/1/25  220 208
Amphenol, 4.75%, 3/30/26  95 94
Carrier Global, 2.242%, 2/15/25  64 61
Martin Marietta Materials, 0.65%, 7/15/23  195 195
Parker-Hannifin, 3.65%, 6/15/24  400 392
Regal Rexnord, 6.05%, 2/15/26  (1) 170 170
Republic Services, 2.50%, 8/15/24  220 212
Republic Services, 4.875%, 4/1/29  80 80
1,614
Communications 4.4%
American Tower, 2.40%, 3/15/25  170 160
Charter Communications Operating,
4.908%, 7/23/25  955 936
Comcast, 5.25%, 11/7/25  105 106
Cox Communications, 3.15%, 8/15/24  (1) 450 436
Cox Communications, 3.50%, 8/15/27  (1) 100 93
Crown Castle, 1.05%, 7/15/26  255 223
Crown Castle, 2.90%, 3/15/27  220 201
Crown Castle, 3.15%, 7/15/23  345 345
Crown Castle, 5.00%, 1/11/28  85 83
Crown Castle Towers, 4.241%, 7/15/28  (1) 80 74
GTP Acquisition Partners I, 3.482%,
6/16/25  (1) 465 444
KT, 4.00%, 8/8/25  (1) 450 436
Meta Platforms, 4.60%, 5/15/28  185 183
NTT Finance, 4.142%, 7/26/24  (1) 200 196
NTT Finance, 4.239%, 7/25/25  (1) 200 194
Rogers Communications, 2.95%,
3/15/25  (1) 430 408

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Rogers Communications, 3.20%,
3/15/27  (1) 310 287
SBA Tower Trust, 1.631%, 11/15/26  (1) 115 99
SBA Tower Trust, 1.884%, 1/15/26  (1) 85 76
SBA Tower Trust, 2.836%, 1/15/25  (1) 325 306
SBA Tower Trust, 6.599%, 1/15/28  (1) 155 157
SBA Tower Trust, Series 2014-2A, Class C,
STEP, 3.869%, 10/15/49  (1) 110 107
T-Mobile USA, 2.25%, 2/15/26  195 179
T-Mobile USA, 3.50%, 4/15/25  265 255
Take-Two Interactive Software, 3.30%,
3/28/24  9 9
Take-Two Interactive Software, 3.55%,
4/14/25  150 145
Take-Two Interactive Software, 5.00%,
3/28/26  265 262
Verizon Communications, 1.45%, 3/20/26  270 244
Verizon Communications, 2.625%, 8/15/26  395 367
Warnermedia Holdings, 3.755%, 3/15/27  700 653
Warnermedia Holdings, 6.412%, 3/15/26  125 125
7,789
Consumer Cyclical 3.5%
7-Eleven, 0.80%, 2/10/24  (1) 135 131
Advance Auto Parts, 5.90%, 3/9/26  60 59
Aptiv , 2.396%, 2/18/25  205 194
AutoZone, 3.625%, 4/15/25  120 116
Daimler Truck Finance North America,
1.625%, 12/13/24  (1) 260 245
Daimler Truck Finance North America,
5.15%, 1/16/26  (1) 150 149
Daimler Truck Finance North America,
5.20%, 1/17/25  (1) 150 149
General Motors Financial, 2.90%, 2/26/25  485 460
General Motors Financial, 5.40%, 4/6/26  135 133
Genuine Parts, 1.75%, 2/1/25  105 98
Hyatt Hotels, 1.30%, 10/1/23  140 139
Hyundai Capital America, 0.80%, 1/8/24  (1) 160 156
Hyundai Capital America, 0.875%,
6/14/24  (1) 80 76
Hyundai Capital America, 1.00%,
9/17/24  (1) 110 103
Hyundai Capital America, 5.50%,
3/30/26  (1) 120 119
Hyundai Capital America, 5.60%,
3/30/28  (1) 160 159
Hyundai Capital Services, 2.125%,
4/24/25  (1) 200 187
Lowe's, 3.35%, 4/1/27  80 76
Lowe's, 4.40%, 9/8/25  305 298
Lowe's, 4.80%, 4/1/26  175 173
Marriott International, 3.60%, 4/15/24  425 418
Marriott International, 3.75%, 3/15/25  55 53
Marriott International, 4.90%, 4/15/29  55 54
Marriott International, 5.75%, 5/1/25  55 55
Mercedes-Benz Finance North America,
4.80%, 3/30/26  (1) 190 188
Mercedes-Benz Finance North America,
4.95%, 3/30/25  (1) 150 149
Nissan Motor, 3.043%, 9/15/23  (1) 665 660
Par/Shares $ Value
(Amounts in 000s)
Nordstrom, 2.30%, 4/8/24  35 34
Ross Stores, 0.875%, 4/15/26  155 137
Ross Stores, 4.60%, 4/15/25  670 657
Starbucks, 4.75%, 2/15/26  215 213
Stellantis Finance U.S., 1.711%, 1/29/27  (1) 200 175
Volkswagen Group of America Finance,
3.95%, 6/6/25  (1) 200 194
6,207
Consumer Non-Cyclical 7.3%
AbbVie, 2.60%, 11/21/24  715 686
AbbVie, 2.95%, 11/21/26  510 476
AbbVie, 3.20%, 5/14/26  45 43
Amgen, 5.25%, 3/2/25  95 95
Astrazeneca Finance, 1.20%, 5/28/26  320 289
BAT International Finance, 1.668%, 3/25/26  225 202
BAT International Finance, 4.448%, 3/16/28  460 434
Baxter International, 0.868%, 12/1/23  350 343
Bayer U.S. Finance II, 3.875%, 12/15/23  (1) 250 248
Becton Dickinson & Company, 3.363%,
6/6/24  336 329
Becton Dickinson & Company, 3.734%,
12/15/24  78 76
Becton Dickinson & Company, 4.693%,
2/13/28  375 370
Brunswick, 0.85%, 8/18/24  290 273
Cardinal Health, 3.079%, 6/15/24  180 175
Cardinal Health, 3.50%, 11/15/24  215 208
Coca-Cola Europacific Partners, 0.80%,
5/3/24  (1) 680 652
Constellation Brands, 3.60%, 5/9/24  225 220
CSL Finance, 3.85%, 4/27/27  (1) 90 86
CVS Health, 2.875%, 6/1/26  115 108
CVS Health, 3.00%, 8/15/26  105 98
CVS Health, 5.00%, 2/20/26  255 254
Diageo Capital, 5.20%, 10/24/25  200 200
HCA, 3.125%, 3/15/27  (1) 260 239
HCA, 5.375%, 2/1/25  165 163
Imperial Brands Finance, 3.125%,
7/26/24  (1) 480 463
Imperial Brands Finance, 4.25%,
7/21/25  (1) 200 191
JDE Peet's , 0.80%, 9/24/24  (1) 150 140
Kenvue , 5.35%, 3/22/26  (1) 115 116
Mars, 2.70%, 4/1/25  (1) 175 167
Mars, 4.55%, 4/20/28  (1) 355 349
Mondelez International, 2.625%, 3/17/27  190 175
Mondelez International Holdings
Netherlands, 4.25%, 9/15/25  (1) 200 194
PeaceHealth Obligated Group, Series 2020,
1.375%, 11/15/25  50 45
Perrigo Finance Unlimited, 3.90%, 12/15/24  675 651
Pfizer Investment Enterprises, 4.45%,
5/19/26  910 897
Pfizer Investment Enterprises, 4.45%,
5/19/28  275 268
Philip Morris International, 4.875%, 2/13/26  230 228
Philip Morris International, 5.00%, 11/17/25  140 139
Philip Morris International, 5.125%,
11/15/24  270 269

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Revvity , 0.85%, 9/15/24  715 673
Royalty Pharma, 0.75%, 9/2/23  215 213
Shire Acquisitions Investments Ireland,
2.875%, 9/23/23  168 167
Utah Acquisition, 3.95%, 6/15/26  435 413
Viatris , 1.65%, 6/22/25  285 262
Viterra Finance, 4.90%, 4/21/27  (1) 280 269
Zoetis, 5.40%, 11/14/25  260 261
12,817
Energy 3.0%
Canadian Natural Resources, 2.05%,
7/15/25  335 312
Cheniere Corpus Christi Holdings, 5.875%,
3/31/25  395 393
DCP Midstream Operating, 5.375%,
7/15/25  485 480
Devon Energy, 8.25%, 8/1/23  130 130
Enbridge, 2.15%, 2/16/24  315 307
Enbridge, 2.50%, 1/15/25  265 252
Enbridge, 2.50%, 2/14/25  150 142
Energy Transfer, 2.90%, 5/15/25  65 62
Energy Transfer, 4.25%, 4/1/24  15 15
Energy Transfer, 4.90%, 2/1/24  175 174
Energy Transfer, 5.875%, 1/15/24  610 609
Energy Transfer, Series 5Y, 4.20%, 9/15/23  85 85
Eni, Series X-R, 4.00%, 9/12/23  (1) 470 467
Gray Oak Pipeline, 2.00%, 9/15/23  (1) 50 49
Gray Oak Pipeline, 2.60%, 10/15/25  (1) 105 96
Ovintiv , 5.65%, 5/15/25  215 213
Pioneer Natural Resources, 5.10%, 3/29/26  165 164
Sabine Pass Liquefaction, 5.625%, 3/1/25  320 318
Sabine Pass Liquefaction, 5.75%, 5/15/24  300 300
Schlumberger Finance Canada, 1.40%,
9/17/25  80 73
TransCanada PipeLines , 6.203%, 3/9/26  415 415
Williams, 4.30%, 3/4/24  75 74
Williams, 5.40%, 3/2/26  160 159
5,289
Technology 2.3%
Analog Devices, FRN, SOFR + 0.25%,
5.342%, 10/1/24  70 70
CDW, 5.50%, 12/1/24  75 74
Fidelity National Information Services,
0.60%, 3/1/24  130 125
Fidelity National Information Services,
4.50%, 7/15/25  135 132
Fortinet, 1.00%, 3/15/26  160 143
Intel, 4.875%, 2/10/26  180 179
Microchip Technology, 0.972%, 2/15/24  300 291
Microchip Technology, 0.983%, 9/1/24  220 208
Microchip Technology, 2.67%, 9/1/23  250 249
Micron Technology, 5.375%, 4/15/28  260 258
NXP, 2.70%, 5/1/25  205 194
NXP, 3.875%, 6/18/26  155 148
NXP, 4.40%, 6/1/27  35 34
NXP, 4.875%, 3/1/24  250 248
Oracle, 5.80%, 11/10/25  140 142
Qorvo , 1.75%, 12/15/24  (1) 125 116
Roper Technologies, 2.35%, 9/15/24  90 87
Par/Shares $ Value
(Amounts in 000s)
Roper Technologies, 3.65%, 9/15/23  75 75
S&P Global, 2.45%, 3/1/27  510 470
Texas Instruments, 4.60%, 2/15/28  55 55
VMware, 0.60%, 8/15/23  165 164
Western Union, 2.85%, 1/10/25  525 500
Workday, 3.50%, 4/1/27  120 113
4,075
Transportation 1.4%
American Airlines PTT, Series 2017-2, Class
B, 3.70%, 10/15/25  274 257
Canadian Pacific Railway, 1.35%, 12/2/24  315 295
Canadian Pacific Railway, 1.75%, 12/2/26  135 121
ERAC USA Finance, 4.60%, 5/1/28  (1) 345 335
HPHT Finance, 2.875%, 11/5/24  600 578
Penske Truck Leasing, 3.45%, 7/1/24  (1) 172 167
Penske Truck Leasing, 5.75%, 5/24/26  (1) 230 227
Triton Container International, 0.80%,
8/1/23  (1) 325 324
United Airlines PTT, Series 2019-2, Class B,
3.50%, 5/1/28  170 153
2,457
Total Industrial 43,110
UTILITY 2.9%
Electric 2.3%
AES, 3.30%, 7/15/25  (1) 190 179
Alexander Funding Trust, 1.841%,
11/15/23  (1) 225 220
Constellation Energy Generation, 5.60%,
3/1/28  145 146
DTE Energy, STEP, 4.22%, 11/1/24  240 234
Enel Finance International, 1.375%,
7/12/26  (1) 265 233
Enel Finance International, 2.65%,
9/10/24  (1) 405 389
Enel Finance International, 6.80%,
10/14/25  (1) 200 203
NextEra Energy Capital Holdings, 1.875%,
1/15/27  310 276
NextEra Energy Capital Holdings, 4.45%,
6/20/25  230 226
NextEra Energy Capital Holdings, 6.051%,
3/1/25  115 116
NRG Energy, 3.75%, 6/15/24  (1) 155 150
Pacific Gas & Electric, 3.50%, 6/15/25  220 208
Vistra Operations, 3.55%, 7/15/24  (1) 1,150 1,111
Vistra Operations, 5.125%, 5/13/25  (1) 285 277
3,968
Natural Gas 0.6%
APA Infrastructure, 4.20%, 3/23/25  (1) 625 605
NiSource, 5.25%, 3/30/28  60 60
Sempra Energy, 3.30%, 4/1/25  175 168
Sempra Energy, 5.40%, 8/1/26  125 125
Southern California Gas, 2.95%, 4/15/27  185 172
1,130
Total Utility 5,098
Total Corporate Bonds
(Cost $85,582) 82,621

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 1.8%
Government Sponsored 0.3%
Federal Home Loan Banks, 5.00%, 2/28/25  630 628
628
Owned No Guarantee 1.5%
Bank Mandiri Persero , 5.50%, 4/4/26  260 260
DAE Funding, 1.55%, 8/1/24  (1) 200 190
Israel Electric, Series 6, 5.00%, 11/12/24  450 445
Korea Housing Finance, 4.625%,
2/24/28  (1) 440 434
Korea Hydro & Nuclear Power, 4.25%,
7/27/27  (1) 490 475
NBN, 1.45%, 5/5/26  (1) 405 364
QNB Finance, 2.625%, 5/12/25  450 428
2,596
Total Foreign Government Obligations &
Municipalities
(Cost $3,292) 3,224
MUNICIPAL SECURITIES 0.1%
California 0.1%
Golden State Tobacco Securitization,
Series A-1, 1.711%, 6/1/24  200 193
Total Municipal Securities
(Cost $200) 193
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 11.3%
Collateralized Mortgage
Obligations 6.1%
Angel Oak Mortgage Trust
Series 2020-3, Class A3, CMO, ARM
2.872%, 4/25/65  (1) 25 23
Angel Oak Mortgage Trust
Series 2020-5, Class A2, CMO, ARM
1.579%, 5/25/65  (1) 34 31
Angel Oak Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.909%, 1/25/66  (1) 122 100
Angel Oak Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
1.115%, 1/25/66  (1) 35 28
Angel Oak Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.985%, 4/25/66  (1) 104 85
Angel Oak Mortgage Trust
Series 2021-3, Class A1, CMO, ARM
1.068%, 5/25/66  (1) 83 68
Angel Oak Mortgage Trust
Series 2021-6, Class A2, CMO, ARM
1.581%, 9/25/66  (1) 107 84
Angel Oak Mortgage Trust
Series 2021-6, Class A3, CMO, ARM
1.714%, 9/25/66  (1) 100 78
Par/Shares $ Value
(Amounts in 000s)
Bayview MSR Opportunity Master Fund
Trust
Series 2021-2, Class A5, CMO, ARM
2.50%, 6/25/51  (1) 195 166
Bayview MSR Opportunity Master Fund
Trust
Series 2021-5, Class A5, CMO, ARM
2.50%, 11/25/51  (1) 147 125
BINOM Securitization Trust
Series 2021-INV1, Class A2, CMO, ARM
2.37%, 6/25/56  (1) 271 230
BINOM Securitization Trust
Series 2021-INV1, Class A3, CMO, ARM
2.625%, 6/25/56  (1) 85 72
BRAVO Residential Funding Trust
Series 2021-NQM3, Class A1, CMO, ARM
1.699%, 4/25/60  (1) 130 114
CIM Trust
Series 2020-INV1, Class A2, CMO, ARM
2.50%, 4/25/50  (1) 78 63
CIM Trust
Series 2021-INV1, Class A8, CMO, ARM
2.50%, 7/1/51  (1) 95 81
Citigroup Mortgage Loan Trust
Series 2020-EXP2, Class A3, CMO, ARM
2.50%, 8/25/50  (1) 57 47
COLT Mortgage Loan Trust
Series 2021-1, Class A2, CMO, ARM
1.167%, 6/25/66  (1) 105 84
Connecticut Avenue Securities
Series 2017-C05, Class 1ED3, CMO, ARM
1M USD LIBOR + 1.20%, 6.35%, 1/25/30  10 10
Connecticut Avenue Securities Trust
Series 2022-R01, Class 1M1, CMO, ARM
SOFR30A + 1.00%, 6.067%, 12/25/41  (1) 227 224
Connecticut Avenue Securities Trust
Series 2022-R03, Class 1M1, CMO, ARM
SOFR30A + 2.10%, 7.167%, 3/25/42  (1) 193 193
Connecticut Avenue Securities Trust
Series 2022-R04, Class 1M1, CMO, ARM
SOFR30A + 2.00%, 7.067%, 3/25/42  (1) 123 124
Connecticut Avenue Securities Trust
Series 2022-R06, Class 1M1, CMO, ARM
SOFR30A + 2.75%, 7.817%, 5/25/42  (1) 213 217
Connecticut Avenue Securities Trust
Series 2022-R07, Class 1M1, CMO, ARM
SOFR30A + 2.95%, 8.017%, 6/25/42  (1) 222 228
Connecticut Avenue Securities Trust
Series 2022-R08, Class 1M1, CMO, ARM
SOFR30A + 2.55%, 7.617%, 7/25/42  (1) 91 92
Deephaven Residential Mortgage Trust
Series 2021-1, Class A2, CMO, ARM
0.973%, 5/25/65  (1) 29 26
Deephaven Residential Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.899%, 4/25/66  (1) 52 44
Deephaven Residential Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.26%, 4/25/66  (1) 52 44

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Eagle
Series 2021-2, Class M1A, CMO, ARM
SOFR30A + 1.55%, 6.617%, 4/25/34  (1) 80 80
Ellington Financial Mortgage Trust
Series 2019-2, Class A3, CMO, ARM
3.046%, 11/25/59  (1) 20 18
Ellington Financial Mortgage Trust
Series 2021-1, Class A1, CMO, ARM
0.797%, 2/25/66  (1) 32 26
Ellington Financial Mortgage Trust
Series 2021-1, Class A3, CMO, ARM
1.106%, 2/25/66  (1) 32 26
Ellington Financial Mortgage Trust
Series 2021-2, Class A1, CMO, ARM
0.931%, 6/25/66  (1) 216 170
Ellington Financial Mortgage Trust
Series 2021-2, Class A3, CMO, ARM
1.291%, 6/25/66  (1) 63 49
Flagstar Mortgage Trust
Series 2020-1INV, Class A11, CMO, ARM
1M USD LIBOR + 0.85%, 5.988%,
3/25/50  (1) 137 127
Flagstar Mortgage Trust
Series 2021-5INV, Class A5, CMO, ARM
2.50%, 7/25/51  (1) 195 167
Freddie Mac Whole Loan Securities Trust
Series 2017-SC01, Class M1, CMO, ARM
3.645%, 12/25/46  (1) 59 56
Freddie Mac Whole Loan Securities Trust
Series 2017-SC02, Class M1, CMO, ARM
3.865%, 5/25/47  (1) 31 29
Galton Funding Mortgage Trust
Series 2018-1, Class A33, CMO, ARM
3.50%, 11/25/57  (1) 43 38
Galton Funding Mortgage Trust
Series 2019-1, Class A21, CMO, ARM
4.50%, 2/25/59  (1) 14 14
Galton Funding Mortgage Trust
Series 2019-1, Class A32, CMO, ARM
4.00%, 2/25/59  (1) 22 20
Galton Funding Mortgage Trust
Series 2019-H1, Class M1, CMO, ARM
3.339%, 10/25/59  (1) 230 207
Galton Funding Mortgage Trust
Series 2020-H1, Class M1, CMO, ARM
2.832%, 1/25/60  (1) 380 283
GS Mortgage-Backed Securities Trust
Series 2014-EB1A, Class 2A1, CMO, ARM
3.952%, 7/25/44  (1) 4 4
GS Mortgage-Backed Securities Trust
Series 2021-GR2, Class A6, CMO, ARM
2.50%, 2/25/52  (1) 211 180
GS Mortgage-Backed Securities Trust
Series 2022-GR1, Class A5, CMO, ARM
2.50%, 6/25/52  (1) 432 367
Imperial Fund Mortgage Trust
Series 2021-NQM2, Class A3, CMO, ARM
1.516%, 9/25/56  (1) 108 83
Imperial Fund Mortgage Trust
Series 2022-NQM4, Class A1, CMO, STEP
4.767%, 6/25/67  (1) 351 335
Par/Shares $ Value
(Amounts in 000s)
JPMorgan Mortgage Trust
Series 2020-INV1, Class A15, CMO, ARM
3.50%, 8/25/50  (1) 99 86
MFA Trust
Series 2021-INV1, Class A1, CMO, ARM
0.852%, 1/25/56  (1) 53 47
MFA Trust
Series 2021-NQM2, Class A2, CMO, ARM
1.317%, 11/25/64  (1) 53 44
New Residential Mortgage Loan Trust
Series 2021-INV1, Class A6, CMO, ARM
2.50%, 6/25/51  (1) 129 111
New Residential Mortgage Loan Trust
Series 2021-INV2, Class A7, CMO, ARM
2.50%, 9/25/51  (1) 379 324
NLT Trust
Series 2021-INV2, Class A3, CMO, ARM
1.52%, 8/25/56  (1) 97 76
OBX Trust
Series 2019-EXP2, Class 2A2, CMO, ARM
1M USD LIBOR + 1.20%, 5.035%,
6/25/59  (1) 21 20
OBX Trust
Series 2020-EXP1, Class 2A2, CMO, ARM
1M USD LIBOR + 0.95%, 6.10%,
2/25/60  (1) 33 31
OBX Trust
Series 2020-EXP2, Class A8, CMO, ARM
3.00%, 5/25/60  (1) 101 86
OBX Trust
Series 2020-EXP2, Class A9, CMO, ARM
3.00%, 5/25/60  (1) 26 22
OBX Trust
Series 2020-INV1, Class A5, CMO, ARM
3.50%, 12/25/49  (1) 56 50
Oceanview Mortgage Trust
Series 2022-1, Class A5, CMO, ARM
2.50%, 12/25/51  (1) 201 171
Sequoia Mortgage Trust
Series 2018-CH2, Class A21, CMO, ARM
4.00%, 6/25/48  (1) 30 27
Sequoia Mortgage Trust
Series 2018-CH3, Class A19, CMO, ARM
4.50%, 8/25/48  (1) 5 5
Sequoia Mortgage Trust
Series 2018-CH4, Class A2, CMO, ARM
4.00%, 10/25/48  (1) 2 1
SG Residential Mortgage Trust
Series 2020-2, Class A1, CMO, ARM
1.381%, 5/25/65  (1) 43 37
SG Residential Mortgage Trust
Series 2022-1, Class A1, CMO, ARM
3.166%, 3/27/62  (1) 134 118
Starwood Mortgage Residential Trust
Series 2019-INV1, Class A3, CMO, ARM
2.916%, 9/27/49  (1) 236 222
Starwood Mortgage Residential Trust
Series 2021-2, Class A1, CMO, ARM
0.943%, 5/25/65  (1) 99 87

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Starwood Mortgage Residential Trust
Series 2021-4, Class A1, CMO, ARM
1.162%, 8/25/56  (1) 259 214
Structured Agency Credit Risk Debt Notes
Series 2021-DNA5, Class M2, CMO, ARM
SOFR30A + 1.65%, 6.717%, 1/25/34  (1) 80 80
Structured Agency Credit Risk Debt Notes
Series 2021-DNA7, Class M2, CMO, ARM
SOFR30A + 1.80%, 6.867%, 11/25/41  (1) 90 87
Structured Agency Credit Risk Debt Notes
Series 2022-DNA1, Class M1A, CMO, ARM
SOFR30A + 1.00%, 6.067%, 1/25/42  (1) 157 154
Structured Agency Credit Risk Debt Notes
Series 2022-DNA3, Class M1A, CMO, ARM
SOFR30A + 2.00%, 7.067%, 4/25/42  (1) 243 244
Structured Agency Credit Risk Debt Notes
Series 2022-DNA4, Class M1A, CMO, ARM
SOFR30A + 2.20%, 7.267%, 5/25/42  (1) 282 284
Structured Agency Credit Risk Debt Notes
Series 2022-DNA5, Class M1A, CMO, ARM
SOFR30A + 2.95%, 8.017%, 6/25/42  (1) 267 272
Structured Agency Credit Risk Debt Notes
Series 2022-DNA6, Class M1A, CMO, ARM
SOFR30A + 2.15%, 7.217%, 9/25/42  (1) 86 86
Structured Agency Credit Risk Debt Notes
Series 2022-HQA1, Class M1A, CMO, ARM
SOFR30A + 2.10%, 7.167%, 3/25/42  (1) 293 294
Structured Agency Credit Risk Debt Notes
Series 2022-HQA3, Class M1A, CMO, ARM
SOFR30A + 2.30%, 7.367%, 8/25/42  (1) 134 135
Toorak Mortgage
Series 2021-INV1, Class A2, CMO, ARM
1.409%, 7/25/56  (1) 62 52
Towd Point Mortgage Trust
Series 2022-4, Class A1, CMO
3.75%, 9/25/62  (1) 411 376
UWM Mortgage Trust
Series 2021-INV2, Class A4, CMO, ARM
2.50%, 9/25/51  (1) 66 57
UWM Mortgage Trust
Series 2021-INV5, Class A4, CMO, ARM
2.50%, 1/25/52  (1) 411 350
Verus Securitization Trust
Series 2019-4, Class A3, CMO, STEP
3.00%, 11/25/59  (1) 182 173
Verus Securitization Trust
Series 2019-INV3, Class A3, CMO, ARM
3.10%, 11/25/59  (1) 159 152
Verus Securitization Trust
Series 2020-1, Class A3, CMO, STEP
2.724%, 1/25/60  (1) 234 218
Verus Securitization Trust
Series 2020-5, Class A3, CMO, STEP
1.733%, 5/25/65  (1) 29 26
Verus Securitization Trust
Series 2021-1, Class A1, CMO, ARM
0.815%, 1/25/66  (1) 38 32
Verus Securitization Trust
Series 2021-1, Class A2, CMO, ARM
1.052%, 1/25/66  (1) 51 43
Par/Shares $ Value
(Amounts in 000s)
Verus Securitization Trust
Series 2021-1, Class A3, CMO, ARM
1.155%, 1/25/66  (1) 37 31
Verus Securitization Trust
Series 2021-2, Class A1, CMO, ARM
1.031%, 2/25/66  (1) 69 58
Verus Securitization Trust
Series 2021-5, Class A3, CMO, ARM
1.373%, 9/25/66  (1) 93 72
Verus Securitization Trust
Series 2021-7, Class A1, CMO, ARM
1.829%, 10/25/66  (1) 345 292
Verus Securitization Trust
Series 2021-R1, Class A2, CMO, ARM
1.057%, 10/25/63  (1) 23 21
Verus Securitization Trust
Series 2021-R2, Class A1, CMO, ARM
0.918%, 2/25/64  (1) 74 63
Verus Securitization Trust
Series 2022-1, Class A3, CMO, ARM
3.288%, 1/25/67  (1) 302 257
Wells Fargo Mortgage Backed Securities
Trust
Series 2021-RR1, Class A3, CMO, ARM
2.50%, 12/25/50  (1) 242 208
10,856
Commercial Mortgage-Backed
Securities 4.9%
BAMLL Commercial Mortgage Securities
Trust
Series 2021-JACX, Class C, ARM
1M USD LIBOR + 2.00%, 7.193%,
9/15/38  (1) 190 162
BCP Trust
Series 2021-330N, Class A, ARM
1M USD LIBOR + 0.799%, 5.992%,
6/15/38  (1) 120 107
BFLD
Series 2019-DPLO, Class B, ARM
1M TSFR + 1.454%, 6.601%, 10/15/34  (1) 510 503
BPR Trust
Series 2021-TY, Class B, ARM
1M USD LIBOR + 1.15%, 6.343%,
9/15/38  (1) 200 186
BSREP Commercial Mortgage Trust
Series 2021-DC, Class D, ARM
1M USD LIBOR + 1.90%, 7.094%,
8/15/38  (1) 175 148
BX Commercial Mortgage Trust
Series 2019-XL, Class A, ARM
1M TSFR + 1.034%, 6.181%, 10/15/36  (1) 99 98
BX Commercial Mortgage Trust
Series 2021-SOAR, Class D, ARM
1M USD LIBOR + 1.40%, 6.594%,
6/15/38  (1) 141 135
BX Commercial Mortgage Trust
Series 2022-AHP, Class A, ARM
1M TSFR + 0.99%, 6.137%, 1/17/39  (1) 190 185
BX Commercial Mortgage Trust
Series 2022-CSMO, Class B, ARM
1M TSFR + 3.141%, 8.288%, 6/15/27  (1) 260 259

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
BX Trust
Series 2021-ARIA, Class C, ARM
1M USD LIBOR + 1.646%, 6.839%,
10/15/36  (1) 145 139
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class A
3.251%, 5/10/35  (1) 482 447
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class B, ARM
3.635%, 5/10/35  (1) 205 186
Citigroup Commercial Mortgage Trust
Series 2013-375P, Class C, ARM
3.635%, 5/10/35  (1) 150 131
Cold Storage Trust
Series 2020-ICE5, Class B, ARM
1M USD LIBOR + 1.30%, 6.493%,
11/15/37  (1) 256 251
Commercial Mortgage Trust
Series 2014-CR19, Class AM
4.08%, 8/10/47  210 202
Commercial Mortgage Trust
Series 2014-CR19, Class D, ARM
4.853%, 8/10/47  (1) 250 212
Commercial Mortgage Trust
Series 2014-UBS2, Class A5
3.961%, 3/10/47  280 276
Commercial Mortgage Trust
Series 2014-UBS2, Class B
4.701%, 3/10/47  440 426
Commercial Mortgage Trust
Series 2015-CR22, Class B, ARM
3.926%, 3/10/48  100 90
Commercial Mortgage Trust
Series 2017-PANW, Class D, ARM
4.343%, 10/10/29  (1) 100 90
Credit Suisse Mortgage Trust
Series 2020-NET, Class A
2.257%, 8/15/37  (1) 112 101
Extended Stay America Trust
Series 2021-ESH, Class C, ARM
1M USD LIBOR + 1.70%, 6.894%,
7/15/38  (1) 188 183
Great Wolf Trust
Series 2019-WOLF, Class A, ARM
1M TSFR + 1.148%, 6.295%, 12/15/36  (1) 325 321
Great Wolf Trust
Series 2019-WOLF, Class C, ARM
1M TSFR + 1.747%, 6.894%, 12/15/36  (1) 390 383
GS Mortgage Securities Trust
Series 2021-ROSS, Class B, ARM
1M USD LIBOR + 1.60%, 6.794%,
5/15/26  (1) 160 137
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2019-BKWD, Class C, ARM
1M USD LIBOR + 1.85%, 7.043%,
9/15/29  (1) 355 308
Par/Shares $ Value
(Amounts in 000s)
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class B, ARM
1M USD LIBOR + 1.77%, 6.964%,
10/15/33  (1) 255 223
JPMorgan Chase Commercial Mortgage
Securities Trust
Series 2020-609M, Class C, ARM
1M USD LIBOR + 2.17%, 7.364%,
10/15/33  (1) 210 177
KIND Trust
Series 2021-KIND, Class C, ARM
1M TSFR + 1.864%, 7.011%, 8/15/38  (1) 243 228
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class C, ARM
1M TSFR + 1.114%, 6.261%, 12/15/37  (1) 188 181
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class D, ARM
1M TSFR + 1.364%, 6.511%, 12/15/37  (1) 75 72
LSTAR Commercial Mortgage Trust
Series 2017-5, Class AS
4.021%, 3/10/50  (1) 145 129
Morgan Stanley Capital I Trust
Series 2014-150E, Class A
3.912%, 9/9/32  (1) 340 274
Morgan Stanley Capital I Trust
Series 2019-MEAD, Class D, ARM
3.283%, 11/10/36  (1) 710 623
Morgan Stanley Capital I Trust
Series 2019-NUGS, Class D, ARM
1M USD LIBOR + 1.80%, 6.993%,
12/15/36  (1) 130 69
ONE Mortgage Trust
Series 2021-PARK, Class B, ARM
1M TSFR + 1.064%, 6.211%, 3/15/36  (1) 315 292
ONE Mortgage Trust
Series 2021-PARK, Class C, ARM
1M TSFR + 1.214%, 6.361%, 3/15/36  (1) 170 155
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS2, Class A2
3.02%, 7/15/58  55 53
WFRBS Commercial Mortgage Trust
Series 2014-LC14, Class A5
4.045%, 3/15/47  440 434
8,576
Residential Mortgage 0.3%
Finance of America HECM Buyout
Series 2022-HB2, Class A1A, ARM
4.00%, 8/1/32  (1) 379 364
MetLife Securitization Trust
Series 2017-1A, Class A, CMO, ARM
3.00%, 4/25/55  (1) 120 110
Towd Point Mortgage Trust
Series 2017-1, Class A1, CMO, ARM
2.75%, 10/25/56  (1) 30 29
Towd Point Mortgage Trust
Series 2017-2, Class A1, CMO, ARM
2.75%, 4/25/57  (1) 17 16

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
Towd Point Mortgage Trust
Series 2018-1, Class A1, CMO, ARM
3.00%, 1/25/58  (1) 62 60
579
Total Non-U.S. Government Mortgage-
Backed Securities
(Cost $22,193) 20,011
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 4.5%
U.S. Government Agency
Obligations 2.9%
Federal Home Loan Mortgage
3.50%, 3/1/46  89 83
5.00%, 12/1/23 - 7/1/25  — —
5.50%, 10/1/38  2 2
6.00%, 9/1/34 - 9/1/35  61 64
7.00%, 3/1/39  54 56
7.50%, 6/1/38  49 51
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.625%, 4.85%, 4/1/37  5 5
12M USD LIBOR + 1.625%, 5.259%, 6/1/38  11 10
12M USD LIBOR + 1.726%, 4.074%, 7/1/35  2 2
12M USD LIBOR + 1.733%, 4.294%,
10/1/36  5 5
12M USD LIBOR + 1.74%, 4.91%, 5/1/38  5 5
12M USD LIBOR + 1.75%, 4.127%, 2/1/35  1 1
12M USD LIBOR + 1.775%, 5.225%, 5/1/37  3 3
12M USD LIBOR + 1.827%, 4.201%, 2/1/37  2 2
12M USD LIBOR + 1.842%, 4.091%, 1/1/37  2 2
12M USD LIBOR + 2.03%, 4.276%, 11/1/36  2 2
12M USD LIBOR + 2.083%, 4.582%, 2/1/38  7 7
1Y CMT + 2.245%, 4.37%, 1/1/36  4 5
1Y CMT + 2.25%, 4.782%, 10/1/36  1 1
Federal Home Loan Mortgage, CMO,
2.00%, 2/15/40  39 37
Federal Home Loan Mortgage, UMBS
2.50%, 1/1/52 - 4/1/52  312 266
3.00%, 11/1/34  148 139
4.00%, 12/1/49  34 32
4.50%, 9/1/37 - 5/1/50  85 83
Federal National Mortgage Assn., ARM
12M USD LIBOR + 1.34%, 3.59%, 12/1/35  2 2
12M USD LIBOR + 1.553%, 3.807%, 7/1/35  1 1
12M USD LIBOR + 1.584%, 3.834%,
12/1/35  5 5
12M USD LIBOR + 1.601%, 4.222%, 7/1/36  5 5
12M USD LIBOR + 1.655%, 3.905%, 8/1/37  1 1
12M USD LIBOR + 1.77%, 4.145%, 12/1/35  1 1
12M USD LIBOR + 1.78%, 4.03%, 1/1/34  5 5
12M USD LIBOR + 1.788%, 4.538%, 5/1/38  2 2
12M USD LIBOR + 1.83%, 5.082%, 4/1/38  12 12
12M USD LIBOR + 1.853%, 4.103%, 8/1/38  6 6
12M USD LIBOR + 1.892%, 4.142%,
12/1/35  2 1
12M USD LIBOR + 1.922%, 5.20%, 5/1/38  6 6
12M USD LIBOR + 2.04%, 4.29%, 12/1/36  1 1
Par/Shares $ Value
(Amounts in 000s)
Federal National Mortgage Assn., UMBS
2.00%, 10/1/50  107 88
2.50%, 1/1/52  194 164
3.00%, 1/1/27 - 6/1/52  424 379
3.50%, 3/1/28 - 1/1/52  123 114
4.00%, 11/1/49 - 9/1/52  651 612
4.50%, 12/1/40 - 8/1/52  1,075 1,041
5.00%, 9/1/23 - 10/1/52  265 264
5.50%, 9/1/23 - 5/1/40  199 204
6.00%, 3/1/34 - 4/1/40  373 387
6.50%, 7/1/32 - 12/1/32  45 47
UMBS, TBA  (3)
4.50%, 7/1/38  180 176
5.50%, 7/1/53  235 234
6.00%, 7/1/53  425 429
5,050
U.S. Government Obligations 1.6%
Government National Mortgage Assn.
2.00%, 3/20/52  21 17
3.00%, 9/20/47  684 619
3.50%, 10/20/52  790 729
4.00%, 10/20/50 - 10/20/52  201 191
4.50%, 10/20/52  342 330
5.00%, 12/20/34 - 11/20/47  236 239
5.50%, 3/20/48 - 3/20/49  39 40
Government National Mortgage Assn.,
TBA  (3)
5.00%, 7/20/53  235 231
5.50%, 7/20/53  365 363
6.50%, 7/20/53  140 142
2,901
Total U.S. Government & Agency
Mortgage-Backed Securities
(Cost $8,328) 7,951
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 20.7%
Treasuries 20.7%
U.S. Treasury Notes, 2.75%, 5/15/25  10,380 9,970
U.S. Treasury Notes, 2.875%, 6/15/25  10,000 9,619
U.S. Treasury Notes, 3.875%, 3/31/25  3,655 3,583
U.S. Treasury Notes, 3.875%, 4/30/25  1,140 1,118
U.S. Treasury Notes, 4.00%, 12/15/25  1,525 1,501
U.S. Treasury Notes, 4.25%, 5/31/25  (4)(5) 6,405 6,325
U.S. Treasury Notes, 4.50%, 11/15/25  2,635 2,621
U.S. Treasury Notes, 4.625%, 6/30/25  1,765 1,757
Total U.S. Government Agency
Obligations (Excluding Mortgage-Backed)
(Cost $37,402) 36,494

T. ROWE PRICE Limited-Term Bond Portfolio

Par/Shares $ Value
(Amounts in 000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds 1.6%
T. Rowe Price Government Reserve Fund,
5.13%  (6)(7) 2,898 2,898
Total Short-Term Investments
(Cost $2,898) 2,898
SECURITIES LENDING COLLATERAL 3.2%
INVESTMENTS IN A POOLED ACCOUNT
THROUGH SECURITIES LENDING
PROGRAM WITH STATE STREET BANK
AND TRUST COMPANY 3.2%
Money Market Funds 3.2%
T. Rowe Price Government Reserve Fund,
5.13%  (6)(7) 5,623 5,623
Total Investments in a Pooled Account
through Securities Lending Program with
State Street Bank and Trust Company 5,623
Total Securities Lending Collateral
(Cost $5,623) 5,623
Total Investments in Securities
102.9% of Net Assets
(Cost $189,293) $ 182,046
‡ Par/Shares and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $58,939 and represents
33.3% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(3) See Note 4 . To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $1,575 and represents 0.9% of net assets.
(4) See Note 4 . All or a portion of this security is on loan at June 30, 2023.
(5) At June 30, 2023, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(6) Seven-day yield
(7) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
1Y CMT One year U.S. Treasury note constant maturity
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation
FRN Floating Rate Note
PTT Pass-Through Trust
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
SOFR90A 90-day Average SOFR (Secured overnight financing rate)

T. ROWE PRICE Limited-Term Bond Portfolio

.
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
UMBS Uniform Mortgage-Backed Securities
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Limited-Term Bond Portfolio

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Bought 0.0%
Bank of America, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 417 (5) (4) (1)
Barclays Bank, Protection Bought (Relevant Credit: Omnicom Group), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,250 (15) (12) (3)
Citibank, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly, Receive
upon credit default, 12/20/24 596 (8) (6) (2)
Goldman Sachs, Protection Bought (Relevant Credit: General Mills), Pay 1.00% Quarterly,
Receive upon credit default, 12/20/24 1,220 (15) (11) (4)
Morgan Stanley, Protection Bought (Relevant Credit: Markit CMBX.NA.AAA-S13, 50 Year
Index), Pay 0.50% Monthly, Receive upon credit default, 12/16/72 4,298 65 120 (55)
Total Bilateral Credit Default Swaps, Protection Bought 87 (65)
Total Bilateral Swaps 87 (65)

T. ROWE PRICE Limited-Term Bond Portfolio

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unr ealized
Gain (Loss)
Short, 30 U.S. Treasury Notes five year contracts 9/23 (3,213) $ 61
Short, 20 U.S. Treasury Notes ten year contracts 9/23 (2,245) 38
Long, 172 U.S. Treasury Notes two year contracts 9/23 34,975 (497)
Short, 18 Ultra U.S. Treasury Notes ten year contracts 9/23 (2,132) 26
Net payments (receipts) of variation margin to date 358
Variation margin receivable (payable) on open futures contracts $ (14)

T. ROWE PRICE Limited-Term Bond Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2023. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 5.13% $ — $ — $ 53++
Totals $ —# $ — $ 53+
Supplementary Investment Schedule
Affiliate
Value
12/31/22
Purchase
Cost
Sales
Cost
Value
06/30/23
T. Rowe Price Government Reserve Fund, 5.13% $ 1,885  ¤   ¤ $ 8,521
Total $ 8,521^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $53 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,521.

T. ROWE PRICE Limited-Term Bond Portfolio
June 30, 2023 (Unaudited)
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $189,293) $ 182,046
Interest receivable 1,152
Receivable for investment securities sold 434
Cash 340
Receivable for shares sold 195
Bilateral swap premiums paid 120
Other assets 32
Total assets 184,319
Liabilities
Obligation to return securities lending collateral 5,623
Payable for investment securities purchased 1,584
Investment management and administrative fees payable 112
Unrealized loss on bilateral swaps 65
Bilateral swap premiums received 33
Variation margin payable on futures contracts 14
Payable for shares redeemed 11
Other liabilities 3
Total liabilities 7,445
NET ASSETS $ 176,874
Net Assets Consist of:
Total distributable earnings (loss) $ (12,118)
Paid-in capital applicable to 38,617,247 shares of $0.0001 par value capital stock outstanding; 1,000,000,000 shares of the
Corporation authorized 188,992
NET ASSETS $ 176,874
NET ASSET VALUE PER SHARE
Limited-Term Bond Portfolio Class
(Net assets: $160,348; Shares outstanding: 34,994,553) $ 4.58
Limited-Term Bond Portfolio-II Class
(Net assets: $16,526; Shares outstanding: 3,622,694) $ 4.56

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Investment Income (Loss)
Income
    Interest $ 3,060
Dividend 53
Securities lending 1
Total income 3,114
Expenses
Investment management and administrative expense 618
Rule 12b-1 fees - Limited-Term Bond Portfolio-II Class 21
Waived / paid by Price Associates (176)
Net expenses 463
Net investment income 2,651
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities (1,111)
Futures (180)
Swaps 7
Net realized loss (1,284)
Change in net unrealized gain / loss
Securities 1,555
Futures (415)
Swaps (72)
Change in net unrealized gain / loss 1,068
Net realized and unrealized gain / loss (216)
INCREASE IN NET ASSETS FROM OPERATIONS
$ 2,435

T. ROWE PRICE Limited-Term Bond Portfolio
(Unaudited)
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/23
Year
Ended
12/31/22
Increase (Decrease) in Net Assets
Operations
Net investment income $ 2,651 $ 3,444
Net realized loss (1,284) (3,103)
Change in net unrealized gain / loss 1,068 (9,031)
Increase (decrease) in net assets from operations 2,435 (8,690)
Distributions to shareholders
Net earnings
Limited-Term Bond Portfolio Class (2,428) (3,413)
Limited-Term Bond Portfolio-II Class (229) (328)
Decrease in net assets from distributions (2,657) (3,741)
Capital share transactions
*
Shares sold
Limited-Term Bond Portfolio Class 13,717 59,524
Limited-Term Bond Portfolio-II Class 2,181 7,474
Distributions reinvested
Limited-Term Bond Portfolio Class 2,432 3,428
Limited-Term Bond Portfolio-II Class 229 329
Shares redeemed
Limited-Term Bond Portfolio Class (16,635) (61,847)
Limited-Term Bond Portfolio-II Class (3,088) (8,169)
Increase (decrease) in net assets from capital share transactions (1,164) 739
Net Assets
Decrease during period (1,386) (11,692)
Beginning of period 178,260 189,952
End of period $ 176,874 $ 178,260
*Share information (000s)
Shares sold
Limited-Term Bond Portfolio Class 2,970 12,646
Limited-Term Bond Portfolio-II Class 476 1,605
Distributions reinvested
Limited-Term Bond Portfolio Class 528 735
Limited-Term Bond Portfolio-II Class 50 71
Shares redeemed
Limited-Term Bond Portfolio Class (3,605) (13,157)
Limited-Term Bond Portfolio-II Class (672) (1,751)
Increase (decrease) in shares outstanding (253) 149

T. ROWE PRICE Limited-Term Bond Portfolio
Unaudited

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Fixed Income Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Limited-Term Bond Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of income consistent with moderate fluctuations in principal value. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares: the Limited-Term Bond Portfolio (Limited-Term Bond Portfolio Class) and
the Limited-Term Bond Portfolio–II (Limited-Term Bond Portfolio–II Class). Limited-Term Bond Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting
Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis.
Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/
loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared by each class daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Class Accounting  Investment income and investment management and administrative expense are allocated to the classes based upon the relative daily net assets of each class’s settled shares; realized and unrealized gains and losses are allocated based upon the relative daily net assets of each class’s outstanding shares. Limited-Term Bond Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value
(NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance The FASB issued Accounting Standards Update (ASU), ASU 2020–04, Reference Rate Reform (Topic
848) – Facilitation of the Effects of Reference Rate Reform on Financial Reporting in March 2020 and ASU 2021-01 in January 2021
which provided further amendments and clarifications to Topic 848. These ASUs provide optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London Interbank
Offered Rate (LIBOR), and other interbank-offered based reference rates, through December 31, 2022. In December 2022, FASB issued
ASU 2022-06 which defers the sunset date of Topic 848 from December 31, 2022 to December 31, 2024, after which entities will no longer be permitted to apply the relief in Topic 848. Management intends to rely upon the relief provided under Topic 848, which is not expected to have a material impact on the fund's financial  statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown;
however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Limited-Term Bond Portfolio

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Limited-Term Bond Portfolio

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on June 30, 2023 (for further detail by category, please refer to the accompanying Portfolio of Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the six months ended June 30, 2023, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of June 30, 2023, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 173,525 $ — $ 173,525
Short-Term Investments 2,898 — — 2,898
Securities Lending Collateral 5,623 — — 5,623
Total Securities 8,521 173,525 — 182,046
Swaps — 65 — 65
Futures Contracts* 125 — — 125
Total $ 8,646 $ 173,590 $ — $ 182,236
Liabilities
Swaps $ — $ 43 $ — $ 43
Futures Contracts* 497 — — 497
Total $ 497 $ 43 $ — $ 540
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations & Municipalities, Municipal Securities, Non-U.S. Government
Mortgage-Backed Securities, U.S. Government & Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Limited-Term Bond Portfolio

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the six months ended
June 30, 2023, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
ass
Counterparty Risk and Collateral  The fund invests in derivatives in various markets, which expose it to differing levels of counterparty risk. Counterparty risk on exchange-traded and centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps, is minimal because the clearinghouse provides protection against counterparty defaults. For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives) may expose the fund to greater counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions
($000s) Location on Statement of
Assets and Liabilities Fair Value*
Assets
Interest rate derivatives Futures $ 125
Credit derivatives Bilateral Swaps and Premiums 65
*
Total $ 190
*
Liabilities
Interest rate derivatives Futures $ 497
Credit derivatives Bilateral Swaps and Premiums 43
Total $ 540
* The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying
Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures Swaps Total
Realized Gain (Loss)
Interest rate derivatives $ (180) $ — $ (180)
Credit derivatives — 7 7
Total $ (180) $ 7 $ (173)
Change in Unrealized
Gain (Loss)
Interest rate derivatives $ (415) $ — $ (415)
Credit derivatives — (72) (72)
Total $ (415) $ (72) $ (487)

T. ROWE PRICE Limited-Term Bond Portfolio

and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements (FX letters).
MNAs provide the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount settled.
ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with a counterparty, subject to minimum transfer amounts that typically range from $100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted
in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared, and OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of June 30,
2023, no collateral was pledged by either the fund or counterparties for bilateral derivatives. As of June 30, 2023, securities valued at $225,000 had been posted by the fund for exchange-traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to interest rate risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rate and yield curve movements, security prices, foreign currencies, credit quality, and mortgage prepayments; as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust portfolio duration and credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values and/or interest rates, and potential losses in excess of the fund’s initial investment. During the six months ended June 30, 2023, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally between 23% and 26% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities;
to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the

T. ROWE PRICE Limited-Term Bond Portfolio

swap and are recognized as realized gain or loss in the Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.
During the six months ended June 30, 2023, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally between 2% and 6% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Collateralized Loan Obligations   The fund invests in collateralized loan obligations (CLOs) which are entities backed by a diversified pool of syndicated bank loans. The cash flows of the CLO can be split into multiple segments, called “tranches” or “classes”, which will vary in risk profile and yield. The riskiest segments, which are the subordinate or “equity” tranches, bear the greatest risk of loss from defaults in the underlying assets of the CLO and serve to protect the other, more senior, tranches. Senior tranches will typically have higher credit ratings and lower yields than the securities underlying the CLO. Despite the protection from the more junior tranches, senior tranches can experience substantial losses.
Mortgage-Backed Securities  The fund invests in mortgage-backed securities (MBS or pass-through certificates) that represent an interest in a pool of specific underlying mortgage loans and entitle the fund to the periodic payments of principal and interest from those mortgages. MBS may be issued by government agencies or corporations, or private issuers. Most MBS issued by government agencies are guaranteed; however, the degree of protection differs based on the issuer. MBS are sensitive to changes in economic conditions that affect the rate of prepayments and defaults on the underlying mortgages; accordingly, the value, income, and related cash flows from MBS may be more volatile than other debt instruments.
TBA Purchase, Sale Commitments and Forward Settling Mortgage Obligations  The fund enters into to-be-announced (TBA)
purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-
backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the fund are not identified at the trade date; however, the securities must meet specified terms, including rate and mortgage term, and be within industry-accepted
“good delivery” standards. The fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the fund maintains an entitlement to the security to be sold.

T. ROWE PRICE Limited-Term Bond Portfolio

To mitigate counterparty risk, the fund has entered into Master Securities Forward Transaction Agreements (MSFTA) with counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions.
Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all TBA commitments and other forward settling mortgage obligations with a particular counterparty (collectively,
MSFTA Transactions). At any time, the fund’s risk of loss from a particular counterparty related to its MSFTA Transactions is the aggregate unrealized gain on appreciated MSFTA Transactions in excess of unrealized loss on depreciated MSFTA Transactions and collateral received, if any, from such counterparty. As of June 30, 2023, no collateral was pledged by the fund or counterparties for
MSFTA Transactions.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated
maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs.
In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At June 30, 2023, the value of loaned securities was $5,491,000; the value of cash collateral and related investments was $5,623,000.
Other  Purchases and sales of portfolio securities other than short-term and U.S. government securities aggregated $21,717,000 and
$29,008,000, respectively, for the six months ended June 30, 2023. Purchases and sales of U.S. government securities aggregated
$30,181,000 and $25,125,000, respectively, for the six months ended June 30, 2023.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains.
Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
The fund intends to retain realized gains to the extent of available capital loss carryforwards. Net realized capital losses may be carried forward indefinitely to offset future realized capital gains. As of December 31, 2022, the fund had $3,257,000 of available capital loss carryforwards.
At June 30, 2023, the cost of investments (including derivatives, if any) for federal income tax purposes was $189,380,000. Net unrealized loss aggregated $7,684,000 at period-end, of which $207,000 related to appreciated investments and $7,891,000 related to depreciated investments.
NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price Group, Inc.
(Price Group). Price Associates has entered into a sub-advisory agreement(s) with one or more of its wholly owned subsidiaries, to provide investment advisory services to the fund. The investment management and administrative agreement between the fund and
Price Associates provides for an all-inclusive annual fee equal to 0.70% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does

T. ROWE PRICE Limited-Term Bond Portfolio

not cover interest expense; expenses related to borrowing, taxes, and brokerage; or nonrecurring, extraordinary expenses. Effective
July 1, 2018, Price Associates has contractually agreed, at least through April 30, 2024 to waive a portion of its management fee in order to limit the fund’s management fee to 0.50% of the fund’s average daily net assets. Thereafter, this agreement automatically renews for one-year terms unless terminated or modified by the fund’s Board. Fees waived and expenses paid under this agreement are not subject to reimbursement to Price Associates by the fund. The total management fees waived were $176,000 and allocated ratably in the amounts of $160,000 and $16,000 for the Limited-Term Bond Portfolio Class and Limited-Term Bond Portfolio-II Class, respectively, for the six months ended June 30, 2023.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services,
Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by Price Associates.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security.
During the six months ended June 30, 2023, the fund had no purchases or sales cross trades with other funds or accounts advised by
Price Associates.
NOTE 7 - OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which the fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks.
Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets.
In March 2023, the collapse of some US regional and global banks as well as overall concerns around the soundness and stability of the global banking sector has sparked concerns of a broader financial crisis impacting the overall global banking sector. In certain cases, government agencies have assumed control or otherwise intervened in the operations of certain banks due to liquidity and solvency concerns. The extent of impact of these events on the US and global markets is highly uncertain.
These are recent examples of global events which may have a negative impact on the values of certain portfolio holdings or the fund’s overall performance. Management is actively monitoring the risks and financial impacts arising from these events.

T. ROWE PRICE Limited-Term Bond Portfolio

INFORMATION ON PROXY VOTING POLICIES, PROCEDURES, AND RECORDS
A description of the policies and procedures used by T. Rowe Price funds to determine how to vote proxies relating to portfolio securities is available in each fund’s Statement of Additional Information. You may request this document by calling 1-800-225-5132 or by accessing the
SEC’s website, sec.gov.
The description of our proxy voting policies and procedures is also available on our corporate website. To access it, please visit the following
Web page:
https://www.troweprice.com/corporate/us/en/utility/policies.html
Scroll down to the section near the bottom of the page that says, “Proxy Voting Guidelines.” Click on the links in the shaded box.
Each fund’s most recent annual proxy voting record is available on our website and through the SEC’s website. To access it through T. Rowe
Price, visit the website location shown above, and scroll down to the section near the bottom of the page that says, “Proxy Voting Records.”
Click on the Proxy Voting Records link in the shaded box.
RESULTS OF PROXY VOTING
A Special Meeting of Shareholders was held on July 24, 2023 for shareholders of record on April 7, 2023, to elect the following director-
nominees to serve on the Board of all Price Funds. The newly elected Directors took office effective July 24, 2023.
The results of the voting were as follows:
Teresa Bryce Bazemore, Bruce W. Duncan, Robert J. Gerrard, Jr., Paul F. McBride and David Oestreicher continue to serve as Directors on the Board of all Price Funds.
HOW TO OBTAIN QUARTERLY PORTFOLIO HOLDINGS
The fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s reports on Form N-PORT are available electronically on the SEC’s website (sec.gov). In addition, most T. Rowe Price funds disclose their first and third fiscal quarter-end holdings on troweprice.com .
Votes For Votes Withheld
Melody Bianchetto 19,894,920 222,940
Mark J. Parrell 19,889,624 222,251
Kellye L. Walker 19,933,770 187,352
Eric L. Veiel 19,892,380 222,251

T. ROWE PRICE Limited-Term Bond Portfolio

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract)
between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser), as well as the investment subadvisory agreements
(Subadvisory Contracts) that the Adviser has entered into with T. Rowe Price International Ltd and T. Rowe Price Hong Kong Limited
(Subadvisers) on behalf of the fund. In that regard, at a meeting held on March 6–7, 2023 (Meeting), the Board, including all of the fund’s independent directors, approved the continuation of the fund’s Advisory Contract and Subadvisory Contracts. At the Meeting, the Board
considered the factors and reached the conclusions described below relating to the selection of the Adviser and Subadvisers and the approval of the Advisory Contract and Subadvisory Contracts. The independent directors were assisted in their evaluation of the Advisory
Contract and Subadvisory Contracts by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the Advisory Contract and Subadvisory
Contracts, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The
Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser and Subadvisers about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe
Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser and Subadvisers
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser and Subadvisers. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance;
maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s and Subadvisers’ senior management teams and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser and Subadvisers, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31,
2022. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2022, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data. In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The
Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract and Subadvisory Contracts.
Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements pursuant to which research may be received from broker-dealers that execute the fund’s portfolio transactions, the Board noted
that the Adviser bears the cost of research services for all client accounts that it advises, including the T. Rowe Price funds. The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the
Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.

T. ROWE PRICE Limited-Term Bond Portfolio

The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. However, the fund has a contractual limitation in place whereby the Adviser has agreed to waive a portion of the management fee it is entitled to receive from the fund in order to limit the fund’s overall management fee rate to 0.50% of the fund’s average daily net assets. Any fees waived under this management fee waiver agreement are not subject to reimbursement to the
Adviser by the fund. Under each Subadvisory Contract, the Adviser may pay the Subadviser up to 60% of the advisory fees that the Adviser receives from the fund. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. Because the fund serves as an underlying option to variable annuity products, the all-inclusive fee structure is utilized to create certainty for the annuity providers’ overall pricing decisions and disclosures. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group)
and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate
(which reflects the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement), and total expenses
(which reflect the fund’s all-inclusive management fee rate reduced by the fund’s management fee waiver arrangement) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the fifth quintile (Expense Group), the fund’s actual management fee rate ranked in the fifth quintile (Expense Group and Expense
Universe), and the fund’s total expenses ranked in the fourth quintile (Expense Group) and third quintile (Expense Universe).
The Adviser provided the Board with additional information with respect to the fund’s relative management fees and total expenses ranking in the fourth and fifth quintiles. The Board reviewed and considered the information provided relating to the fund, including other funds in the peer group, and other factors that the Board determined to be relevant.
The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional and individual investors; subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the
United States. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional business are fundamentally different from those of the proprietary mutual fund business. The Board considered information showing that the Adviser’s mutual fund business is generally more complex from a business and compliance perspective than its institutional account business and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)

T. ROWE PRICE Limited-Term Bond Portfolio

proprietary mutual fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its mutual fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory
Contract are reasonable.
Approval of the Advisory Contract and Subadvisory Contracts
As noted, the Board approved the continuation of the Advisory Contract and Subadvisory Contracts. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract and
Subadvisory Contracts (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT AND SUBADVISORY AGREEMENTS (continued)

100 East Pratt Street
Baltimore, MD 21202
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E303-051 8/23

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 1 of this Form N-CSR.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b)   The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(3)	Written solicitation to repurchase securities issued by closed-end companies: not applicable.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Fixed Income Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 18, 2023

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 18, 2023